Asset retirement obligations ('ARO') (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation [Roll Forward]
Beginning balance, ARO liability	$ 35,165	$ 36,950
Additional ARO liability incurred	1,272	3,797
ARO liabilities settled	(1,930)	(5,514)
Accretion expense	1,903	1,818
Adjustments	(992)	(1,886)
Ending balance, ARO liability	$ 35,418	$ 35,165